Other Gain (Loss) - Schedule of Other Gain (Loss) (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Other Gain Consisted of the Following for the Year Ended [Abstract]
Exchange gain and loss, net	$ 53,200	$ 6,838	$ (100,288)